DESCRIPTION OF BUSINESS AND ORGANIZATION (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Date of incorporation		Jul. 27, 2017
Place of incorporation		Wyoming
Sales director of Kaifeng Jufeel [Member] | VIE [Member]
Date of incorporation	Aug. 05, 2011	Aug. 05, 2011
Place of incorporation	PRC	PRC
Principal activities	Aloe product and distributorship sales	Aloe product and distributorship sales
Percentage of ownership, additional information	VIE	VIE
Director of Hainan Zhongchen [Member] | VIE's Subsidiaries [Member]
Date of incorporation	Jul. 03, 2001	Jul. 03, 2001
Place of incorporation	PRC	PRC
Principal activities	Aloe material production and sales	Aloe material production and sales
Percentage of ownership, additional information	70% owned by Kaifeng Jufeel	70% owned by Kaifeng Jufeel
Suzhou Yihuotong [Member] | VIE's Subsidiaries [Member]
Date of incorporation	Aug. 10, 2016	Aug. 10, 2016
Place of incorporation	PRC	PRC
Principal activities	Aloe product sales	Aloe product sales
Percentage of ownership, additional information	100% owned by Kaifeng Jufeel	100% owned by Kaifeng Jufeel
General manager of Wuxi Jufeel [Member] | VIE's Subsidiaries [Member]
Date of incorporation	Oct. 11, 2016	Oct. 11, 2016
Place of incorporation	PRC	PRC
Principal activities	Aloe product production and sales	Aloe product production and sales
Percentage of ownership, additional information	80% owned by Kaifeng Jufeel	80% owned by Kaifeng Jufeel
Changzhou Jufeel [Member] | VIE's Subsidiaries [Member]
Date of incorporation	May 23, 2017	May 23, 2017
Place of incorporation	PRC	PRC
Principal activities	Aloe product production and sales	Aloe product production and sales
Percentage of ownership, additional information	70% owned by Kaifeng Jufeel and 30% owned by Wuxi Jufeel	70% owned by Kaifeng Jufeel and 30% owned by Wuxi Jufeel
Mr. Zhang [Member]
Percentage of ownership	67.40%	67.40%
Wholly Owned Subsidiaries [Member] | Jufeel Holdings [Member]
Date of incorporation	Jul. 27, 2017	May 10, 2017
Place of incorporation		British Virgin Islands
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
Wholly Owned Subsidiaries [Member] | Ivan International [Member]
Date of incorporation	Apr. 23, 2015	Apr. 23, 2015
Place of incorporation	Hong Kong	Hong Kong
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
Wholly Owned Subsidiaries [Member] | Ivan King [Member]
Date of incorporation	Aug. 09, 2017	Aug. 09, 2017
Place of incorporation	PRC	PRC
Percentage of ownership	100.00%	100.00%
Principal activities	Consultancy service	Consultancy service